Related Party Transactions - Earnings Generated from Participation in The Cool Pool (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions		$ 26,610	$ 10,111
The Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions		26,590	11,203
Non-collaborative Arrangement Transactions
Related Party Transaction [Line Items]
Time and voyage charter revenues	[1]	32,284	24,222
Voyage and charterhire expenses	[1]	(15,965)	(20,474)
Non-collaborative Arrangement Transactions | The Cool Pool
Related Party Transaction [Line Items]
Time and voyage charter revenues		27,705	14,884
Voyage and charterhire expenses		(82)	(6,813)
Collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues	[1]	11,739	5,936
Voyage and charterhire expenses	[1]	(12,772)	(2,804)
Collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Time and voyage charter revenues		11,739	5,936
Voyage and charterhire expenses		$ (12,772)	$ (2,804)

[1]	This includes amounts arising from transactions with related parties (see note 14).